Other variable compensation (Details 6) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 464	SFr 366	SFr 512	SFr 830	SFr 785
Estimated unrecognized compensation expense	1,977			1,977
Retention Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	26	13	10	39	19
Estimated unrecognized compensation expense	307			307
Deferred cash retention awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	235			SFr 235		SFr 24
Compensation expense relating to deferred compensation	26
Compensation expense relating to deferred compensation, of which granted in current year	9
Deferred cash retention awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 2Q21, the Group granted deferred cash and share retention awards of CHF 235 million, mainly in the Investment Bank division. These awards will be expensed over the applicable vesting period from the grant date. Amortization of retention awards in 2Q21 totaled CHF 26 million, of which CHF 9 million was related to awards granted in 2Q21. In 3Q21, the Group granted deferred share retention awards of CHF 24 million in the Investment Bank division. These awards will be expensed over the applicable vesting period from the grant date.
Deferred cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	102	SFr 49	SFr 138	SFr 151	148
Estimated unrecognized compensation expense	333			333
Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	12			SFr 12		95
Compensation expense relating to deferred compensation	32
Compensation expense relating to deferred compensation, of which granted in current year	3
Deferred fixed cash awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 2Q21, the Group granted deferred fixed cash compensation of CHF 12 million to certain employees in the Americas. This compensation will be expensed mainly in the Investment Bank division over a three-year vesting period from the grant date. Amortization of this compensation in 2Q21 totaled CHF 32 million, of which CHF 3 million was related to awards granted in 2Q21. In 3Q21, the Group granted deferred fixed cash compensation of CHF 95 million to certain employees in the Americas. This compensation will be expensed mainly in the Investment Bank division over a three-year vesting period from the grant date.
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation				SFr 827	754
Estimated unrecognized compensation expense	1,933			SFr 1,933
Bank | Other variable compensation | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 6M21, the Bank granted deferred fixed cash compensation of CHF 163 million to certain employees in the Americas. This compensation will be expensed in the Investment Bank and International Wealth Management divisions over a three-year vesting period from the grant date. Amortization of this compensation in 6M21 totaled CHF 67 million, of which CHF 44 million was related to awards granted in 6M21. In 3Q21, the Bank granted deferred fixed cash compensation of CHF 95 million to certain employees in the Americas. This compensation will be expensed mainly in the Investment Bank division over a three-year vesting period from the grant date.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term				3 years
Bank | Retention Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation				SFr 39	19
Estimated unrecognized compensation expense	307			307
Bank | Upfront cash award
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	59			59
Compensation expense relating to deferred compensation				43
Compensation expense relating to deferred compensation, of which granted in current year				SFr 15
Bank | Upfront cash award | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 6M21, the Bank granted upfront cash awards of CHF 59 million to certain managing directors and directors in the International Wealth Management division. Amortization of this compensation in 6M21 totaled CHF 43 million, of which CHF 15 million was related to awards granted in 6M21.
Bank | Deferred cash retention awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	322			SFr 322		24
Compensation expense relating to deferred compensation				39
Compensation expense relating to deferred compensation, of which granted in current year				SFr 31
Bank | Deferred cash retention awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 6M21, the Bank granted deferred cash and share retention awards of CHF 322 million, mainly in the Investment Bank division. These awards will be expensed over the applicable vesting period from the grant date. Amortization of retention awards in 6M21 totaled CHF 39 million, of which CHF 31 million was related to awards granted in 6M21. In 3Q21, the Bank granted deferred share retention awards of CHF 24 million in the Investment Bank division. These awards will be expensed over the applicable vesting period from the grant date.
Bank | Deferred cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation				SFr 169	SFr 143
Estimated unrecognized compensation expense	331			331
Bank | Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 163			163		SFr 95
Compensation expense relating to deferred compensation				67
Compensation expense relating to deferred compensation, of which granted in current year				SFr 44